Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Right-of-use assets and lease liabilities
Schedule of right-of-use assets for long-term operating leases

(In thousands)	Office leases
Balance at January 1, 2019 on adoption of ASC 842 Leases	11,819
Additions	3,830
Modification of operating lease	(1,107)
Amortization	(5,634)
Effect of foreign currency exchange differences	(161)
Net book amount at December 31, 2019	8,747

Schedule of undiscounted cash payment

The undiscounted cash payment for each of the next five years as of December 31, 2019 is:

(In thousands)
2020	5,034
2021	3,000
2022	1,279
Total undiscounted payments	9,313
Less: effect of discounting	488
Discounted lease liabilities	8,825

Schedule of future lease payments under operating leases based on ASC 840

Future lease payments under operating leases, based on ASC 842 Leases that were superseded upon the Company's adoption of ASC 842 Leases on January 1, 2019, as of December 31, 2018 were as follows:

(In thousands)
2019	6,231
2020	4,527
2021	2,633
13,391